Intangible assets - Amortization (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Amortization of intangible assets	¥ 126,433,000	¥ 162,121,000	¥ 302,774,000
Impairment charge on intangible assets	5,851,000	10,208,000
Cost of revenue
Intangible assets
Amortization of intangible assets	114,512,000	146,466,000	297,406,000
Impairment charge on intangible assets	3,847,000
Research and development expenses
Intangible assets
Amortization of intangible assets	4,438,000	6,282,000	3,396,000
Impairment charge on intangible assets	2,004,000
General and administrative expenses
Intangible assets
Amortization of intangible assets	¥ 7,483,000	¥ 9,373,000	¥ 1,972,000